NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS


                               n/i Micro Cap Fund
                                 n/i Growth Fund
                             n/i Growth & Value Fund

                               Semi-Annual Report
                                February 28, 1997

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                             LETTER TO SHAREHOLDERS

March 17, 1997

Fellow Shareholder:

We are pleased to report the semi-annual results for the n/i FAMILY OF MUTUAL FUNDS for the period ending February 28, 1997 (the funds' fiscal year ends on August 31).

MARKET ENVIRONMENT

After a difficult first few months for our fund family, in which the stock market in general and smaller and medium capitalization stocks in particular were extremely volatile, the most recent six months were much more rewarding. Notable market events of the last six months included the Federal Reserve Chairman's apparent attempts to "talk down" the level of the stock market (to little avail), and the continued strength of the stock prices of the largest U.S. companies relative to the prices of smaller and midcap stocks. These events caused some modest volatility in the returns of your portfolio over the last six months.

Our stock selection models worked well in finding many stocks which outperformed our benchmarks. Our Estrend(TM) model, which favors companies that have rapidly rising Wall Street earnings forecasts, worked productively through the Fall, but suffered a mild period of underperformance in February. Our Fair Value model, which is designed to find stocks selling for market prices lower than the prices of stocks with comparable fundamentals, performed well through most of this six month period. Its contribution to excess returns was especially helpful during February when Estrend(TM) was weak.

PORTFOLIO RETURNS

The six month returns through February 28, 1997 for the n/i Growth portfolio were +7.17%, compared to its benchmark the Russell 2500 Growth Index, an unmanaged index of smaller company growth stocks, which returned +4.68%. Most of our successful investments during the period were made in technology, financial, consumer cyclical and noncyclical stocks.

Our Growth & Value portfolio delivered very strong absolute and market-relative returns over the last six months, generating a +17.65% return which compares favorably with the also strong returns of the Standard & Poor's 400 Index return of +13.89%. Financial and consumer cyclical stocks contributed to much of this good performance.

The Micro Cap portfolio returned +17.50% over the same period, which compares extremely favorably with the more modest +1.54% return of its benchmark, the Russell 2000 Growth Index of small company growth stocks. Technology, energy, financial and consumer cyclical stocks provided many of our most successful investment ideas during the last six months.

PERFORMANCE ATTRIBUTION

Good absolute performance over the last six months is attributed to a generally robust stock market which continues to benefit from extremely benign economic data showing low inflationary pressure and strong corporate earnings. Our strong market-relative performance benefited from the productive insights of both our Estrend(TM) and Fair Value stock selection models. Also extremely helpful to our returns was the small amount of assets we are managing. Recall that an important component of our business plan is to strictly limit the amount of assets we will accept in our investment strategies to minimize the negative impact that larger trades have on investment performance.

We will continue our unusual approach to the investment business. This strategy entails keeping assets under management at low, manageable levels, performing innovative investment research to constantly improve our stock selection models, and keeping the operating expenses of the funds to a minimum.

Thank you for your investment and your continuing confidence in our investment and business approaches. Any questions or comments are always welcome. Please write us or send an e-mail message to info@numeric.com.

Respectfully,



(/S/ JOHN C. BOGLE, JR.)

John C. Bogle, Jr., CFA
Director of Portfolio Management

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS


                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--94.8%
           ADVERTISING--1.4%
  13,300   CKS Group, Inc.* .................  $  445,550
                                               ----------
           AIR TRANSPORT--2.6%
  27,800   Atlantic Coast Airlines,
             Inc.*/** .......................     423,950
   6,700   Expeditors International of
             Washington, Inc.** .............     167,500
  12,900   Offshore Logistics, Inc.* ........     235,425
                                               ----------
                                                  826,875
                                               ----------
           APPAREL--0.0%
     300   Gargoyles, Inc.* .................       2,100
                                               ----------
           AUTOMOBILE PARTS & EQUIPMENT--2.0%
  24,900   Excel Industries Inc.** ..........     407,737
  10,600   Standard Products Co. (The) ......     249,100
                                               ----------
                                                  656,837
                                               ----------
           BICYCLES--1.8%
  13,500   Cannondale Corp. .................     275,062
  27,100   GT Bicycles, Inc.* ...............     318,425
                                               ----------
                                                  593,487
                                               ----------
           BUILDING SUPPLIES--0.5%
   4,600   NCI Building Systems, Inc.* ......     154,100
                                               ----------
           CHEMICALS--1.1%
  15,700   Carbide/Graphite Group, Inc.* ....     345,400
                                               ----------
           COMMERCIAL SERVICES--0.6%
   5,200   CDI Corp.* .......................     170,300
     700   U.S. Rentals, Inc.*/** ...........      13,300
                                               ----------
                                                  183,600
                                               ----------
           COMPUTER & OFFICE EQUIPMENT--1.0%
  16,000   In Focus Systems, Inc.*/** .......     330,000
                                               ----------
           COMPUTER COMPONENTS--4.3%
  13,600   Chips & Technologies, Inc.* ......     173,400
  16,200   Cyrix Corp.* .....................     451,575
   7,200   STB Systems, Inc.* ...............     208,800
  13,300   Trident Microsystems, Inc.*/** ...     297,587
  13,000   Xircom, Inc.* ....................     258,375
                                               ----------
                                                1,389,737
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMPUTERS--0.7%
   9,500   Pomeroy Computer Resources,
             Inc.*/** .......................  $  235,125
                                               ----------
           COMPUTERS, SOFTWARE & SERVICING--11.5%
  23,400   Applied Voice Technology, Inc.* ..     389,025
   6,800   Digital Link Corp.* ..............     102,000
  19,800   Franklin Electronic Publishers,
              Inc.* .........................     240,075
  11,500   Hyperion Software Corp.* .........     227,844
   8,700   JDA Software Group, Inc.*/** .....     224,025
  11,000   Legato Systems, Inc.* ............     222,750
  24,200   MetaTools, Inc. ..................     326,700
  16,000   Orcad, Inc.* .....................     130,000
   7,800   Project Software & Development,
             Inc.* ..........................     276,900
   8,250   Scopus Technology, Inc.*/** ......     180,469
  11,500   Vantive Corp. (The)*/** ..........     255,875
  18,200   Verity, Inc.* ....................     178,587
  18,400   Viewlogic Systems, Inc.* .........     271,400
   7,300   Visio Corp.* .....................     308,425
  23,700   Wall Data Inc.*/** ...............     367,350
                                               ----------
                                                3,701,425
                                               ----------
           ELECTRICAL EQUIPMENT--2.7%
  31,000   Magnatek, Inc.*/** ...............     515,375
  13,100   Robbins & Myers, Inc.** ..........     360,250
                                               ----------
                                                  875,625
                                               ----------
           ELECTRONICS--5.9%
  18,700   Aavid Thermal Technologies
              Inc.*/** ......................     243,100
  11,200   DII Group, Inc.* .................     305,200
   6,100   Hadco Corp.* .....................     247,050
  19,500   Kuhlman Corp. ....................     458,250
  20,400   Sierra Semiconductor Corp.* ......     326,400
   7,400   Technitrol, Inc. .................     331,150
                                               ----------
                                                1,911,150
                                               ----------
           FINANCIAL SERVICES--5.0%
  10,100   Haven Bancorp, Inc. ..............     335,825
  17,500   North American Mortgage Corp. ....     356,562
  11,300   RAC Financial Group, Inc.*/** ....     368,662
  14,400   Southern Pacific Funding
              Corp.*/** .....................     315,000
   9,000   Trans Financial Bancorp, Inc. ....     231,750
                                               ----------
                                                1,607,799
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS


                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           FOOD & AGRICULTURE--0.8%
   5,600   Interstate Bakeries Corp. ........  $  261,800
                                               ----------
           FOOD - DAIRY PRODUCTS--0.6%
   8,000   Morningstar Group, Inc.* .........     184,000
                                               ----------
           HOUSEHOLD PRODUCTS--1.0%
  11,000   Libbey Inc.** ....................     330,000
                                               ----------
           HOUSING--1.2%
  18,900   Continental Homes Holding
             Corp.** ........................     401,625
                                               ----------
           INSURANCE - LIFE--1.3%
  16,400   Pioneer Financial Services, Inc. .     424,350
                                               ----------
           INSURANCE - PROPERTY & CASUALTY--2.7%
  15,900   Commerce Group Inc.** ............     419,362
  10,400   Selective Insurance Group, Inc. ..     436,800
                                               ----------
                                                  856,162
                                               ----------
           LASER SYSTEMS--0.8%
  18,800   Rofin-Sinar Technologies, Inc. ...     263,200
                                               ----------
           LEISURE & ENTERTAINMENT--1.8%
  16,000   Coastcast Corp.*/** ..............     252,000
  21,700   Harveys Casino Resorts ...........     336,350
                                               ----------
                                                  588,350
                                               ----------
           MACHINERY--2.0%
   9,800   Graco Inc. .......................     305,025
  26,700   Semitool, Inc.*/** ...............     328,744
                                               ----------
                                                  633,769
                                               ----------
           MANUFACTURING INDUSTRIES--1.0%
  15,600   Innovex, Inc.** ..................     333,450
                                               ----------
           MEDICAL & MEDICAL SERVICES--3.2%
  34,300   Advocat Inc.* ....................     334,425
   9,200   HCIA Inc.*/** ....................     315,100
  20,300   RoTech Medical Corp.*/** .........     375,550
                                               ----------
                                                1,025,075
                                               ----------
           MEDICAL INSTRUMENTS & SUPPLIES--3.4%
   5,900   Advanced Technologies
             Laboratories, Inc.* ............     209,450
  11,200   Hologic, Inc.* ...................     291,200
  10,600   Patterson Dental Co.* ............     360,400
  11,900   Safeskin Corp.* ..................     220,150
                                               ----------
                                                1,081,200
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           METAL FABRICATING--0.9%
  12,700   Amcast Industrial Corp. ..........  $  293,687
                                               ----------
           METALS--0.5%
   8,200   Commonwealth Aluminum Corp. ......     147,600
                                               ----------
           OFFICE PRODUCTS--1.0%
   9,700   US Office Products Co.*/** .......     310,400
                                               ----------
           OIL & GAS FIELD EXPLORATION--2.9%
  10,800   Belden & Blake Corp. .............     243,000
  40,000   Comstock Resources, Inc.* ........     360,000
  23,300   HS Resources, Inc.* ..............     320,375
                                               ----------
                                                  923,375
                                               ----------
           OIL EQUIPMENT & SERVICES--2.0%
   7,600   Trico Marine Services, Inc.* .....     307,800
  20,700   Veritas DGC Inc.* ................     344,138
                                               ----------
                                                  651,938
                                               ----------
           PACKAGING--0.3%
   2,200   Aptargroup, Inc.                        87,450
                                               ----------
           PAPER & FOREST PRODUCTS--0.4%
   4,000   Mosinee Paper Corp.** ............     133,000
                                               ----------
           PHARMACEUTICALS--2.9%
  16,200   Bindley Western Industries,
             Inc.** .........................     309,825
   6,400   Medicis Pharmaceutical Corp.
             Class A* .......................     274,800
  27,500   Roberts Pharmaceutical Corp.*/** .     360,938
                                               ----------
                                                  945,563
                                               ----------
           PRINTING & PUBLISHING--1.1%
  14,200   Merrill Corp. ....................     340,800
                                               ----------
           RESTAURANTS--1.0%
  16,800   CKE Restaurants, Inc. ............     325,500
                                               ----------
           RETAIL - CATALOG & MAIL ORDER HOUSES--0.0%
     300   Brylane, Inc.* ...................       7,200
                                               ----------
           RETAIL - DEPARTMENT STORES--1.3%
  14,400   Tuesday Morning Corp.*/** ........     411,300
                                               ----------
           RETAIL - FURNITURE STORES--0.8%
   5,600   Ethan Allen Interiors Inc. .......     256,900
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           RETAIL - GROCERY STORES--1.1%
  11,300   Riser Foods, Inc. Class A** ......  $  353,125
                                               ----------
           RETAIL - SPECIALTY --1.4%
  29,500   Friedman's, Inc. Class A* ........     446,188
                                               ----------
           RETAIL - SPECIALTY APPAREL--5.4%
  10,300   Footstar, Inc.* ..................     260,075
  21,100   Genesco, Inc.* ...................     200,450
  18,100   Haggar Corp. .....................     266,975
  16,400   Pacific Sunwear of California,
             Inc.*/** .......................     459,200
  10,300   Paul Harris Stores, Inc.* ........     185,400
  18,700   Wet Seal, Inc. (The) Class A* ....     371,663
                                               ----------
                                                1,743,763
                                               ----------
           STEEL PIPE & TUBES--1.0%
  20,200   Maverick Tube Corp.*/** ..........     315,625
                                               ----------
           TELECOMMUNICATIONS--1.8%
  10,100   ACC Corp.* .......................     282,800
   9,000   P-Com, Inc.* .....................     289,125
                                               ----------
                                                  571,925
                                               ----------
           TELECOMMUNICATIONS EQUIPMENT--3.4%
   4,000   Boston Technology, Inc.*/** ......      99,500
  24,500   Emulex Corp.* ....................     379,750
  17,800   Harmonic Lightwaves, Inc.* .......     298,150
  11,000   Ortel Corp.*/** ..................     143,000
   7,400   Tollgrade Communications, Inc.* ..     164,650
                                               ----------
                                                1,085,050
                                               ----------
           TELEMARKETING--0.7%
  18,200   CMG Information Services,
             Inc.*/** .......................     241,150
                                               ----------
           TEXTILES--0.5%
   7,300   Kellwood Co. .....................     172,463
                                               ----------
           TOBACCO--0.0%
     600   Swisher International Group
             Inc. Class A* ..................       9,750
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           TRANSPORTATION - RAIL--0.2%
   3,300   USFreightways Corp. ..............  $    79,613
                                               -----------
           WHOLESALE - PACKAGING SUPPLIES--0.0%
     700   Silgan Holdings Inc.* ............       17,850
                                               ----------
           WHOLESALE - SPECIALTY EQUIPMENT--3.3%
   9,400   Brightpoint, Inc.*/** ............      253,800
  10,700   Inacom Corp.*/** .................      278,200
  24,100   MicroAge, Inc.*/** ...............      313,300
   8,700   Tech Data Corp.*/** ..............      208,800
                                               -----------
                                                 1,054,100
                                               -----------
           Total Common Stocks
             (Cost $30,148,854) .............   30,567,106
                                               -----------
 PRINCIPAL
  AMOUNT
-----------
           SHORT-TERM INVESTMENT--6.3%
           REPURCHASE AGREEMENT--6.3%
2,018,153  Bear, Stearns Securities Corp.
             (Agreement  dated  02/28/97
             to be repurchased at $2,019,038,
             collateralized  by $6,570,000
             Resolution Trust Corp. Bonds 7.127%
             due 04/26/21. Market value of
             collateral is $2,067,547)
             5.250%, 03/03/97
             (Cost $2,018,153) ..............    2,018,153
                                               -----------
           Total Investments -- 101.1%
             (Cost $32,167,007) .............   32,585,259
                                               -----------
           Liabilities in Excess of
             Other Assets -- (1.1%) .........     (357,957)
                                               -----------
           Net Assets -- 100.0% .............  $32,227,302
                                               ===========

------------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS


                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--95.5%
           AIR TRANSPORT--0.7%
  12,000   Expeditors International of
             Washington, Inc.** .............  $  300,000
  12,700   Offshore Logistics, Inc.* ........     231,775
                                               ----------
                                                  531,775
                                               ----------
           APPAREL--1.1%
  28,700   Burlington Industries, Inc.* .....     369,512
  33,800   Designer Holdings Ltd.*/** .......     435,175
     700   Gargoyles, Inc.* .................       4,900
                                               ----------
                                                  809,587
                                                ----------
           AUTOMOBILE PARTS & EQUIPMENT--1.1%
  15,600   Arvin Industries, Inc. ...........     366,600
  27,400   Excel Industries Inc.** ..........     448,675
                                               ----------
                                                  815,275
                                               ----------
           BANKS--0.7%
  11,600   ONBANCorp, Inc. ..................     517,650
                                               ----------
           BEVERAGES--0.9%
  21,400   Canandaigua Wine Company, Inc.
             Class A* .......................     658,050
                                               ----------
           BROKERAGE--0.4%
   8,100   Lehman Brothers Holdings Inc. ....     272,362
                                               ----------
           CHEMICALS--1.0%
   8,900   Arcadian Corp. ...................     232,512
  19,600   Mississippi Chemical Corp.** .....     480,200
                                               ----------
                                                  712,712
                                               ----------
           COMMERCIAL PRINTING--0.6%
  22,600   Mail-Well Corporation* ...........     449,175
                                               ----------
           COMMERCIAL SERVICES--0.0%
   1,200   U.S. Rentals, Inc.*/** ...........      22,800
                                               ----------
           COMPUTER & OFFICE EQUIPMENT--1.9%
  26,200   In Focus Systems, Inc.*/** .......     540,375
  30,400   Lexmark International Group,
             Inc. Class A* ..................     847,400
                                               ----------
                                                1,387,775
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMPUTER COMPONENTS--6.7%
  14,200   American Power Conversion Corp.* .  $  296,425
  29,234   Applied Magnetics Corp.*/** ......   1,136,472
   8,700   Chips & Technologies, Inc.* ......     110,925
  25,400   Hutchinson Technology Inc.* ......     815,975
  21,900   Quantum Corp.* ...................     870,525
  13,300   STB Systems, Inc.* ...............     385,700
  21,100   Western Digital Corp.*/** ........   1,244,900
                                               ----------
                                                4,860,922
                                               ----------
           COMPUTERS--1.1%
  11,600   Dell Computer Corp.* .............     825,050
                                               ----------
           COMPUTERS, SOFTWARE & SERVICING--9.8%
   4,900   BancTec, Inc.*/** ................     124,950
   9,100   Citrix Systems, Inc.* ............     114,887
  24,300   Compuware Corp.* .................   1,512,675
  35,200   Hyperion Software Corp.* .........     697,400
  16,700   JDA Software Group, Inc.*/** .....     430,025
  16,400   Learning Company, Inc. (The)* ....     157,850
  23,200   McAfee Associates, Inc.*/** ......   1,064,300
   8,700   Scopus Technology, Inc.*/** ......     190,312
  15,300   Stratus Computer, Inc.* ..........     518,287
  28,600   Symantec Corp.* ..................     446,875
  26,200   Vantive Corp. (The)* .............     582,950
  15,600   Visio Corp.* .....................     659,100
  21,800   Yahoo! Inc.*/** ..................     659,450
                                               ----------
                                                7,159,061
                                               ----------
           COSMETICS--0.4%
  16,400   NBTY, Inc.* ......................     295,200
                                               ----------
           ELECTRICAL EQUIPMENT--1.3%
  40,000   Magnetek, Inc.* ..................     665,000
  10,400   Robbins & Myers, Inc.** ..........     286,000
                                               ----------
                                                  951,000
                                               ----------
           ELECTRONICS--8.2%
   9,300   DuPont Photomasks, Inc.*/** ......     437,100
  54,500   ESS Technology, Inc.* ............   1,434,031
  23,600   Hadco Corp.* .....................     955,800
  46,500   Innovex, Inc. ** .................     993,937
  27,300   Jabil Circuit, Inc.*/** ..........     904,312
  47,700   Kulicke & Soffa Industries,
             Inc.*/** .......................   1,264,050
                                               ----------
                                                5,989,230
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           FINANCIAL SERVICES--5.5%
  42,400   Aames Financial Corp.** ..........  $1,277,300
  26,800   North American Mortgage Corp. ....     546,050
  45,000   RAC Financial Group, Inc.*/** ....   1,468,125
  34,000   Southern Pacific Funding Corp.* ..     743,750
                                               ----------
                                                4,035,225
                                               ----------
           FOOD & AGRICULTURE--0.5%
   7,400   Interstate Bakeries Corp. ........     345,950
                                               ----------
           HOSPITAL MANAGEMENT--0.7%
  15,200   Universal Health Services
             Class B** ......................     518,700
                                               ----------
           HOTELS--4.2%
  21,600   HFS Inc.*/** .....................   1,479,600
  31,900   Prime Hospitality Corp.*/** ......     526,350
  29,200   Promus Hotel Corp.* ..............   1,032,950
                                               ----------
                                                3,038,900
                                               ----------
           HOUSEHOLD FURNITURE--0.5%
  33,200   O'Sullivan Industries Holdings,
              Inc.* .........................     356,900
                                               ----------
           HOUSEHOLD PRODUCTS--1.0%
  12,100   Blyth Industries, Inc.*/** .......     396,275
  17,100   Eagle Hardware & Garden, Inc.* ...     333,450
                                               ----------
                                                  729,725
                                               ----------
           HOUSING--0.4%
  13,700   Continental Homes Holding
             Corp.** ........................     291,125
                                               ----------
           INSURANCE--0.9%
  23,300   Fremont General Corp. ............     672,787
                                               ----------
           INSURANCE - PROPERTY & CASUALTY--1.5%
  15,000   CMAC Investment Corp. ............     525,000
  14,800   Vesta Insurance Group, Inc. ......     579,050
                                               ----------
                                                1,104,050
                                               ----------
           LEISURE & ENTERTAINMENT--0.6%
  25,000   North Face, Inc.*/** .............     434,375
                                               ----------
           MEDICAL & MEDICAL SERVICES--3.8%
  18,900   ADAC Laboratories, Inc.* .........     401,625
   8,500   FPA Medical Management, Inc.* ....     218,875
  18,500   HCIA Inc.*/** ....................     633,625

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           MEDICAL & MEDICAL SERVICES--(CONTINUED)
  32,700   RoTech Medical Corp.*/** .........  $  604,950
   5,200   Vivus, Inc.* .....................     287,300
  14,100   Wellpoint Health Networks,
              Inc.*/** ......................     604,537
                                               ----------
                                                2,750,912
                                               ----------
           MEDICAL INSTRUMENTS & SUPPLIES--2.5%
  26,500   Hologic, Inc.* ...................     689,000
  32,900   Safeskin Corp.* ..................     608,650
  16,800   Waters Corp.* ....................     506,100
                                               ----------
                                                1,803,750
                                               ----------
           METAL FABRICATING--0.7%
  41,800   LTV Corp. (The) ..................     522,500
                                               ----------
           METAL MINING--0.6%
  12,300   AK Steel Holding Corp.** .........     442,800
                                               ----------
           OFFICE PRODUCTS--1.8%
  39,800   US Office Products Co.*/** .......   1,273,600
                                               ----------
           OIL & GAS--0.4%
   9,300   Vintage Petroleum, Inc. ..........     280,162
                                               ----------
           OIL & GAS FIELD EXPLORATION--1.4%
  32,900   Comstock Resources, Inc.* ........     296,100
  17,300   Nuevo Energy Co.* ................     717,950
                                               ----------
                                                1,014,050
                                               ----------
           OIL EQUIPMENT & SERVICES--2.8%
  31,800   Camco International, Inc. ........   1,228,275
   7,000   Trico Marine Services, Inc.* .....     283,500
  31,400   Veritas DGC Inc.* ................     522,025
                                               ----------
                                                2,033,800
                                               ----------
           PACKAGING--0.4%
   7,000   Aptargroup, Inc. .................     278,250
                                               ----------
           PAPER & FOREST PRODUCTS--0.9%
  22,800   Fort Howard Corp.* ...............     678,300
                                               ----------
           PAPERBOARD MILLS--0.4%
  10,300   Caraustar Industries, Inc. .......     306,425
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           PHARMACEUTICALS--3.4%
  24,200   Medicis Pharmaceutical Corp.
             Class A * ......................  $1,039,088
  22,700   Paraxel International Corp.*/** ..     635,600
  39,500   Roberts Pharmaceutical Corp.*/** .     518,438
   7,000   Watson Pharmaceuticals, Inc.*/** .     305,375
                                               ----------
                                                2,498,501
                                               ----------
           PULP MILLS--0.3%
   7,500   Buckeye Cellulose Corp.* .........     225,938
                                               ----------
           RADIO BROADCASTING STATIONS--1.4%
  27,100   Evergreen Media Corp.*/** ........     813,000
   7,600   Jacor Communications, Inc.*/** ...     223,725
                                               ----------
                                                1,036,725
                                               ----------
           RESTAURANTS--0.8%
  29,750   CKE Restaurants, Inc. ............     576,406
                                               ----------
           RETAIL--0.7%
  21,000   Price/Costco, Inc.* ..............     538,125
                                               ----------
           RETAIL - BOOK STORES--1.4%
  24,200   Borders Group, Inc.*/** ..........   1,019,425
                                               ----------
           RETAIL - CATALOG & MAIL ORDER HOUSES--0.0%
     600   Brylane, Inc.* ...................      14,400
                                               ----------
           RETAIL - DEPARTMENT STORES--0.2%
   5,100   Tuesday Morning Corp.*/** ........     145,669
                                               ----------
           RETAIL - FURNITURE STORES--0.5%
  21,300   Pier 1 Imports, Inc. .............     370,088
                                               ----------
           RETAIL - SHOE STORES--1.2%
  29,100   Footstar, Inc.* ..................     734,775
   6,000   Just For Feet, Inc.*/** ..........     129,750
                                               ----------
                                                  864,525
                                               ----------
           RETAIL - SPECIALTY--1.1%
   5,400   CDW Computer Centers, Inc.*/** ...     283,838
  34,700   Friedman's, Inc. * ...............     524,838
                                               ----------
                                                  808,676
                                                ----------
           RETAIL - SPECIALTY APPAREL--5.5%
  23,600   Claire's Stores, Inc. ............     333,350

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           RETAIL - SPECIALTY APPAREL--(CONTINUED)
  28,100   Pacific Sunwear of California,
             Inc.*/** ....................... $   786,800
   7,600   Ross Stores, Inc. ................     364,800
  19,200   TJX Cos., Inc. ...................     801,600
  15,900   Tommy Hilfiger Corp.* ............     868,538
  42,000   Wet Seal, Inc. (The) Class A* ....     834,750
                                               ----------
                                                3,989,838
                                               ----------
           SAVINGS & LOAN ASSOCIATION--0.6%
   9,345   Charter One Financial, Inc. ......     445,056
                                               ----------
           SERVICES - COMPUTER PROCESSING &
           DATA PREPARATION--0.4%
  17,900   Sitel Corp.* .....................     297,588
                                               ----------
           SERVICES - EMPLOYMENT AGENCIES--1.5%
  34,400   Accustaff Inc.* ..................     713,800
   8,900   Robert Half International Inc.* ..     370,463
                                               ----------
                                                1,084,263
                                               ----------
           TELECOMMUNICATIONS--2.2%
  23,600   ACC Corp.* .......................     660,800
     100   RMH Teleservices, Inc.* ..........         725
  32,000   Tel-Save Holdings, Inc.*/** ......     572,000
  37,500   U.S. Long Distance Corp.*/** .....     375,000
                                               ----------
                                                1,608,525
                                               ----------
           TELECOMMUNICATIONS EQUIPMENT--1.9%
   5,100   Andrew Corp.* ....................     280,500
   7,800   Ascend Communications, Inc.* .....     407,550
  43,200   Harmonic Lightwaves, Inc.* .......     723,600
                                               ----------
                                                1,411,650
                                               ----------
           TOBACCO--0.0%
   1,100   Swisher International Group Inc.
             Class A* .......................      17,875
                                               ----------
           TRANSPORTATION--0.6%
   9,700   Seacor Holdings, Inc.*/** ........     449,837
                                               ----------
           UTILITIES--0.5%
  20,300   Public Service Co. of New Mexico .     373,013
                                               ----------


The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           WHOLESALE - PACKAGING SUPPLIES--0.1%
   1,200   Silgan Holdings Inc.* ............  $    30,600
                                               -----------
           WHOLESALE - SPECIALTY EQUIPMENT--3.8%
  40,900   Inacom Corp.*/** .................    1,063,400
  45,100   MicroAge, Inc.*/** ...............      586,300
  46,000   Tech Data Corp.*/** ..............    1,104,000
                                               -----------
                                                 2,753,700
                                               -----------
           Total Common Stocks
             (Cost $70,845,378) .............   69,730,333
                                               -----------

--------------------------------------------------------------------------------
PRINCIPAL                                        MARKET
 AMOUNT                                           VALUE
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT--28.9%
             REPURCHASE AGREEMENT--28.9%
21,091,867   Bear, Stearns Securities Corp.
               (Agreement dated 02/28/97 to
               be repurchased at $ 21,029,080,
               collateralized by $45,220,000
               Resolution Trust Corp. Bonds
               6.342% due 02/25/20. Market
               value of collateral is $ 21,496,872)
               5.250%, 03/03/97
               (Cost $21,091,867) ...........  $ 21,091,867
                                               ------------
             Total Investments -- 124.4%
               (Cost $91,937,245) ...........    90,822,200
                                               ------------
             Liabilities in Excess of
               Other Assets -- (24.4%) ......   (17,828,590)
                                               ------------
             Net Assets -- 100.0% ...........  $ 72,993,610
                                               ============

-----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                               GROWTH & VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS--97.0%
           AIR TRANSPORT--3.1%
  16,600   Continental Airlines, Inc.
              Class B*/** ...................  $  475,175
   2,600   Delta Air Lines, Inc. ............     209,300
   4,400   UAL Corp.* .......................     249,700
                                               ----------
                                                  934,175
                                               ----------
           AUTOMOBILE PARTS & EQUIPMENT--1.2%
   9,000   Borg-Warner Automotive, Inc. .....     355,500
                                               ----------
           AUTOMOBILES & TRUCKS--2.1%
  17,900   Chrysler Corp. ...................     606,362
     300   Paccar, Inc. .....................      19,687
                                               ----------
                                                  626,049
                                               ----------
           BROKERAGE--3.1%
  14,030   Bear Stearns Companies Inc.
             (The) ..........................     420,900
  14,900   Lehman Brothers Holdings Inc. ....     501,012
                                               ----------
                                                  921,912
                                                ----------
           CHEMICALS--1.3%
  25,800   Ethyl Corp. ......................     235,425
  11,000   Terra Industries Inc. ............     149,875
                                               ----------
                                                  385,300
                                               ----------
           COMMERCIAL SERVICES--0.9%
  12,900   Ogden Corp.** ....................     262,837
                                               ----------
           COMPUTER & OFFICE EQUIPMENT--0.9%
   9,200   Lexmark International Group, Inc.
             Class A* .......................     256,450
                                               ----------
           COMPUTER COMPONENTS--2.4%
   4,600   Quantum Corp .* ..................     182,850
   9,000   Western Digital Corp.* ...........     531,000
                                               ----------
                                                  713,850
                                               ----------
           COMPUTERS--4.4%
   7,300   Compaq Computer Corp.*/** ........     578,525
   2,500   Dell Computer Corp.* .............     177,812
   8,500   Sun Microsystems, Inc.* ..........     262,437
  23,500   Tandem Computers Inc.* ...........     293,750
                                               ----------
                                                1,312,524
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           COMPUTERS, SOFTWARE & SERVICING--4.0%
   1,300   Cisco Systems, Inc.* .............  $   72,312
  15,600   Citrix Systems, Inc * ............     196,950
   3,100   Computer Associates International,
             Inc. ...........................     134,850
   7,100   Compuware Corp.* .................     441,975
   7,400   McAfee Associates, Inc.* .........     339,475
                                               ----------
                                                1,185,562
                                               ----------
           ELECTRICAL MACHINERY, EQUIPMENT
             & SUPPLIES--0.6%
   3,100   Tecumseh Products Co. Class A ....     177,475
                                               ----------
           ELECTRONICS--3.8%
   2,300   Eastman Kodak Co. ................     206,137
  15,400   ESS Technology, Inc.* ............     405,213
   3,600   Intel Corp.** ....................     510,750
                                               ----------
                                                1,122,100
                                               ----------
           ENTERTAINMENT--0.7%
   5,900   Carnival Corp. Class A ...........     207,975
                                               ----------
           FINANCIAL SERVICES--4.6%
   3,300   American Bankers Insurance
             Group, Inc. ....................     181,913
   7,500   Franklin Resources, Inc . ........     438,750
   8,300   Southtrust Corp. .................     328,888
   7,900   Travelers Group Inc. .............     423,638
                                               ----------
                                                1,373,189
                                               ----------
           FOOD & AGRICULTURE--0.8%
   4,900   Interstate Bakeries Corp. ........     229,075
                                               ----------
           HOTELS--1.8%
   7,600   HFS Inc.*/** .....................     520,600
                                               ----------
           HOUSEHOLD PRODUCTS--1.9%
   6,100   Blyth Industries, Inc.*/** .......     199,775
   7,800   Lancaster Colony Corp. ...........     356,850
                                               ----------
                                                  556,625
                                               ----------
           HOUSING--1.3%
  11,000   USG Corp.* .......................     387,750
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
           INSURANCE--3.2%
   1,800   Aetna Inc.** .....................  $  149,175
     800   Cigna Corp. ......................     122,300
   5,400   Conseco, Inc. ....................     211,950
   2,500   ITT Hartford Group, Inc. .........     187,500
   5,000   Torchmark Corp. ..................     294,375
                                               ----------
                                                  965,300
                                               ----------
           INSURANCE - PROPERTY & CASUALTY--1.1%
   8,400   American Financial Group, Inc. ...     315,000
                                               ----------
           MACHINERY--1.0%
  13,000   Premark International, Inc. ......     307,125
                                               ----------
           MEDICAL & MEDICAL SERVICES--3.3%
  10,400   Medpartners, Inc.* ...............     228,800
   2,100   Vivus, Inc.* .....................     116,025
  14,800   Wellpoint Health Networks
             Inc.*/** .......................     634,550
                                               ----------
                                                  979,375
                                               ----------
           MEDICAL INSTRUMENTS & SUPPLIES--0.6%
   4,500   Beckman Instruments, Inc. ........     186,750
                                               ----------
           METAL FABRICATING--2.4%
  26,100   LTV Corp. (The) ..................     326,250
   7,200   Timken Co. .......................     377,100
                                               ----------
                                                  703,350
                                               ----------
           METAL MINING--1.3%
   4,500   AK Steel Holding Corp.** .........     162,000
   7,100   Asarco Inc. ......................     221,875
                                               ----------
                                                  383,875
                                               ----------
           NATIONAL COMMERCIAL BANKS--2.3%
   3,300   First Bank System, Inc. ..........     259,050
   5,500   National City Corp. ..............     277,750
   5,500   Washington Federal, Inc. .........     140,250
                                               ----------
                                                  677,050
                                               ----------
           NATURAL GAS--0.5%
   2,500   Columbia Gas System, Inc. (The) ..     146,875
                                               ----------
           OFFICE PRODUCTS--1.1%
   5,300   Xerox Corp. ......................     331,250
                                               ----------

--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
OIL & GAS FIELD EXPLORATION--4.3%
  25,900   Oryx Energy Co.* .................  $  518,000
  11,700   Parker & Parsley Petroleum Co.** .     345,150
  10,800   Seagull Energy Corp.* ............     198,450
  11,900   Union Texas Petroleum Holdings,
             Inc. ...........................     220,150
                                               ----------
                                                1,281,750
                                               ----------
           OIL DOMESTIC--2.8%
  12,200   National Fuel Gas Co.** ..........     524,600
   9,400   Valero Energy Corp. ..............     296,100
                                               ----------
                                                  820,700
                                               ----------
           OIL, GAS FIELD SERVICES--0.4%
   2,800   Williams Companies, Inc. (The)** .     122,500
                                               ----------
           OIL INTERNATIONAL--2.8%
   8,100   Amerada Hess Corp. ...............     432,338
   4,100   Helmerich & Payne, Inc. ..........     173,225
   8,600   USX-Marathon Group ...............     228,975
                                               ----------
                                                  834,538
                                               ----------
           PAPER & FOREST PRODUCTS--1.3%
  13,100   Fort Howard Corp.* ...............     389,725
                                               ----------
           PHARMACEUTICALS--5.2%
  12,300   Bergen Brunswig Corp. ............     395,138
   3,400   Bristol-Myers Squibb Co. .........     443,700
   6,200   Johnson & Johnson, Inc. ..........     357,275
   2,600   Schering-Plough Corp. ............     199,225
   3,400   Watson Pharmaceuticals, Inc.*/** .     148,325
                                               ----------
                                                1,543,663
                                               ----------
           PRIMARY METAL PRODUCTS--1.2%
  11,400   Trinity Industries, Inc. .........     367,650
                                               ----------
           RADIO BROADCASTING STATIONS--0.9%
   8,800   Evergreen Media Corp.*/** ........     264,000
                                               ----------
           RETAIL - BOOK STORES--1.2%
   8,400   Borders Group, Inc.*/** ..........     353,850
                                               ----------
           RETAIL - GENERAL MERCHANDISE--0.4%
   3,000   Dayton Hudson Corp. ..............     126,000
                                               ----------

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                               GROWTH & VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 MARKET
 SHARES                                           VALUE
--------------------------------------------------------------------------------
RETAIL - SPECIALTY--0.5%
   2,700   CDW Computer Centers, Inc.*/** ...  $   141,919
                                               -----------
           RETAIL - SPECIALTY APPAREL--3.1%
   2,800   Nike, Inc. Class B ...............      201,250
   5,600   Ross Stores, Inc. ................      268,800
   2,100   TJX Cos., Inc. ...................       87,675
   7,000   Tommy Hilfiger Corp.* ............      382,375
                                               -----------
                                                   940,100
                                               -----------
           SAVINGS & LOAN ASSOCIATION--2.2%
   7,265   Charter One Financial, Inc. ......      345,996
   5,600   Standard Federal Bancorporation,
             Inc. ...........................      322,700
                                               -----------
                                                   668,696
                                               -----------
           SERVICES - EMPLOYMENT AGENCIES--0.5%
   7,400   Accustaff Inc.* ..................      153,550
                                               -----------
           TOBACCO--2.0%
  16,000   RJR Nabisco Holdings Corp. .......      586,000
                                               -----------
           TRANSPORTATION EQUIPMENT--2.4%
   5,600   CSX Corp.* .......................      258,300
   9,200   GATX Corp. .......................      450,800
                                               -----------
                                                   709,100
                                               -----------
           UTILITIES--5.7%
   3,900   AES Corp.* .......................      254,963
   5,200   Ameritech Corp. ..................      331,500
   9,300   Entergy Corp. ....................      245,288
  12,400   Montana Power Co.** ..............      271,250
  16,300   Unicom Corp.** ...................      362,675
  10,800   Washington Gas & Light Co. .......      238,950
                                               -----------
                                                 1,704,626
                                               -----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.5%
  14,300   Supervalu, Inc. ..................      443,300
                                               -----------
           WHOLESALE - SPECIALTY EQUIPMENT--2.9%
  14,700   Tech Data Corp.* .................      352,800
  16,300   US Office Products Co.*/** .......      521,600
                                               -----------
                                                   874,400
                                               -----------
           Total Common Stocks
             (Cost $28,655,270) .............   28,850,965
                                               -----------

--------------------------------------------------------------------------------
PRINCIPAL                                        MARKET
 AMOUNT                                           VALUE
--------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT--3.3%
           REPURCHASE AGREEMENT--3.3%
 989,604   Bear, Stearns Securities Corp.
             (Agreement   dated   02/28/97
             to be repurchased at $990,038,
             collateralized by $2,130,000
             Resolution Trust Corp.Bonds
             6.342% due 02/25/20. Market value
             of collateral is $1,012,568)
             5.250%, 03/03/97
             (Cost $989,604). ............... $   989,604
                                              -----------
           Total Investments -- 100.3%
             (Cost $29,644,874) .............  29,840,569
                                              -----------
           Liabilities in Excess of
             Other Assets -- (0.3%) .........     (77,826)
                                              -----------
           Net Assets -- 100.0% ............. $29,762,743
                                              ===========

----------
 * Non-income producing.
** Security or a portion thereof is out on loan.

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 1997 (UNAUDITED)

                                                                         MICRO CAP         GROWTH        GROWTH & VALUE
                                                                           FUND             FUND              FUND
                                                                      -------------    -------------     --------------
ASSETS
   Investments, at value (cost -- $32,167,007, $91,937,245,
      $29,644,874, respectively) ..................................    $32,585,259       $90,822,200       $29,840,569
   Receivable for investments sold ................................        296,832           631,959         1,304,534
   Receivable for Fund shares sold ................................        172,461           125,462           127,448
   Receivable from investment adviser .............................             --                --               971
   Dividends and interest receivable ..............................         19,664            27,786            35,392
   Prepaid expenses and other assets ..............................         11,004            15,496             9,043
                                                                       -----------       -----------       -----------
      Total assets                                                      33,085,220        91,622,903        31,317,957
                                                                       -----------       -----------       -----------
LIABILITIES
   Payable for investments purchased ..............................        684,808        18,441,297         1,324,435
   Payable for Fund shares redeemed ...............................        139,556            55,751           199,358
   Accrued expenses and other liabilities .........................         33,554           132,245            31,421
                                                                       -----------       -----------       -----------
      Total liabilities                                                    857,918        18,629,293         1,555,214
                                                                       -----------       -----------       -----------
NET ASSETS
   Capital stock, $0.001 par value ................................          2,353             5,755             2,198
   Paid-in capital ................................................     29,708,147        71,532,919        28,651,941
   Undistributed net investment income/(loss) .....................         (4,699)          (64,591)           21,116
   Accumulated net realized gain from investments .................      2,103,249         2,634,572           891,793
   Net unrealized appreciation/(depreciation) on investments ......        418,252        (1,115,045)          195,695
                                                                       -----------       -----------       -----------
      Net assets applicable to shares outstanding .................    $32,227,302       $72,993,610       $29,762,743
                                                                       ===========       ===========       ===========

   Net assets .....................................................    $32,227,302       $72,993,610       $29,762,743
                                                                       -----------       -----------       -----------
   Shares outstanding .............................................      2,353,184         5,754,544         2,198,216
                                                                       -----------       -----------       -----------
   Net asset value, offering and redemption price per share .......         $13.70            $12.68            $13.54
                                                                       ===========       ===========       ===========

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                             STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

                                                                        MICRO CAP         GROWTH        GROWTH & VALUE
                                                                          FUND             FUND              FUND
                                                                     -------------    -------------     --------------
INVESTMENT INCOME
   Dividends .....................................................     $   52,776       $    49,354       $   97,288
   Interest ......................................................         72,445           129,875           29,790
                                                                       ----------       -----------       ----------
                                                                          125,221           179,229          127,078
                                                                       ----------       -----------       ----------

EXPENSES
   Advisory fees .................................................         90,048           171,888           50,123
   Co-Administration fees ........................................         43,502            48,959           40,842
   Administrative services fees ..................................         18,010            34,378           10,025
   Federal and state registration fees ...........................         17,005            16,885           11,638
   Transfer agent fees and expenses ..............................         29,686            38,594           24,477
   Custodian fees and expenses ...................................          8,828            26,828           10,659
   Printing ......................................................         10,855            10,855           10,855
   Audit and legal fees ..........................................          1,037             2,005              569
   Other .........................................................          2,475             2,949            2,319
                                                                       ----------       -----------       ----------
      Total expenses before waivers and reimbursements ...........        221,446           353,341          161,507
      Less: waivers and reimbursements ...........................       (101,402)         (124,157)         (94,676)
                                                                       ----------       -----------       ----------
      Total expenses after waivers and reimbursements ............        120,044           229,184           66,831
                                                                       ----------       -----------       ----------
   Net investment income/(loss) ..................................          5,177           (49,955)          60,247
                                                                       ----------       -----------       ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments ............................      2,754,650         3,189,343          906,850
   Net change in unrealized appreciation on investments ..........       (205,574)       (2,172,242)         186,594
                                                                       ----------       -----------       ----------
   Net realized and unrealized gain on investments ...............      2,549,076         1,017,101        1,093,444
                                                                       ----------       -----------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     $2,554,253       $   967,146       $1,153,691
                                                                       ==========       ===========       ==========

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         MICRO CAP FUND                      GROWTH FUND
                                             ----------------------------------  ----------------------------------
                                               FOR THE SIX      FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                               MONTHS ENDED     JUNE  3,  1996*    MONTHS ENDED     JUNE 3, 1996*
                                             FEBRUARY 28, 1997      THROUGH      FEBRUARY 28, 1997      THROUGH
                                                (UNAUDITED)     AUGUST 31, 1996     (UNAUDITED)     AUGUST 31, 1996
                                             -----------------  ---------------  -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income/(loss) ............    $     5,177       $    13,553       $   (49,955)      $    22,490
   Net realized gain/(loss) from
      investments ..........................      2,754,650          (651,401)        3,189,343          (554,771)
   Net change in unrealized
      appreciation on investments ..........       (205,574)          623,826        (2,172,242)        1,057,198
                                                -----------       -----------       -----------       -----------
   Net increase/(decrease) in net assets
      resulting from operations ............      2,554,253           (14,022)          967,146           524,917
                                                -----------       -----------       -----------       -----------
   Dividends to shareholders from:
      Net investment income ................        (23,429)               --           (37,127)               --
                                                -----------       -----------       -----------       -----------
Increase in net assets derived from
   capital share transactions ..............     15,596,378        14,114,122        45,307,859        26,230,815
                                                -----------       -----------       -----------       -----------
   Total increase in net assets ............     18,127,202        14,100,100        46,237,878        26,755,732

NET ASSETS
   Beginning of period .....................     14,100,100                --        26,755,732                --
                                                -----------       -----------       -----------       -----------
   End of period ...........................    $32,227,302       $14,100,100       $72,993,610       $26,755,732
                                                ===========       ===========       ===========       ===========



                                                       GROWTH & VALUE FUND
                                               ----------------------------------
                                                 FOR THE SIX      FOR THE PERIOD
                                                 MONTHS ENDED     JUNE 3, 1996*
                                               FEBRUARY 28, 1997     THROUGH
                                                  (UNAUDITED)     AUGUST 31, 1996
                                               -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income/(loss) ............      $    60,247       $    9,319
   Net realized gain/(loss) from
      investments ..........................          906,850          (15,057)
   Net change in unrealized
      appreciation on investments ..........          186,594            9,101
                                                  -----------       ----------
   Net increase/(decrease) in net assets
      resulting from operations ............        1,153,691            3,363
                                                  -----------       ----------
   Dividends to shareholders from:
      Net investment income ................          (48,450)              --
                                                  -----------       ----------
Increase in net assets derived from
   capital share transactions ..............       24,844,352        3,809,787
                                                  -----------       ----------
   Total increase in net assets ............       25,949,593        3,813,150

NET ASSETS
   Beginning of period .....................        3,813,150               --
                                                  -----------       ----------
   End of period ...........................      $29,762,743       $3,813,150
                                                  ===========       ==========

------------
*Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                         MICRO CAP FUND                      GROWTH FUND
                                             ----------------------------------  ----------------------------------
                                               FOR THE SIX      FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                               MONTHS ENDED     JUNE  3,  1996*    MONTHS ENDED     JUNE 3, 1996*
                                             FEBRUARY 28, 1997      THROUGH      FEBRUARY 28, 1997      THROUGH
                                                (UNAUDITED)     AUGUST 31, 1996     (UNAUDITED)     AUGUST 31, 1996
                                             -----------------  ---------------  -----------------  ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......      $ 11.67           $ 12.00          $ 11.84            $ 12.00
                                                  -------           -------          -------            -------
Net investment income/(loss)(1) ............           --              0.01            (0.01)              0.01
Net realized and unrealized gain/
   (loss) on investments(2) ................         2.04             (0.34)            0.86              (0.17)
                                                  -------           -------          -------            -------
Net increase/(decrease) in net assets
   resulting from operations. ..............         2.04             (0.33)            0.85              (0.16)
                                                  -------           -------          -------            -------
Dividends to shareholders from:
Net investment income ......................        (0.01)               --            (0.01)                --
                                                  -------           -------          -------            -------
Net asset value, end of period .............      $ 13.70           $ 11.67          $ 12.68            $ 11.84
                                                  =======           =======          =======            =======
Total investment return(3) .................        17.50%            (2.75)%           7.17%             (1.33)%
                                                  =======           =======          =======            =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..      $32,227           $14,100          $72,994            $26,756
Ratio of expenses to average net
   assets***(1)(4) .........................         1.00%             1.00%            1.00%              1.00%
Ratio of net investment income
   to average net assets***(1). ............         0.04%             0.73%           (0.22)%             0.71%
Portfolio turnover rate**** ................       116.51%            42.92%          121.84%             19.21%
Average commission rate per share(5) .......      $0.0347           $0.0339          $0.0394            $0.0365


                                                      GROWTH & VALUE FUND
                                              ----------------------------------
                                                FOR THE SIX      FOR THE PERIOD
                                                MONTHS ENDED     JUNE 3, 1996*
                                              FEBRUARY 28, 1997     THROUGH
                                                 (UNAUDITED)     AUGUST 31, 1996
                                              -----------------  ---------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period .......       $ 11.56           $ 12.00
                                                   -------           -------
Net investment income/(loss)(1) ............          0.04              0.03
Net realized and unrealized gain/
   (loss) on investments(2) ................          2.00             (0.47)
                                                   -------           -------
Net increase/(decrease) in net assets
   resulting from operations. ..............          2.04             (0.44)
                                                   -------           -------
Dividends to shareholders from:
Net investment income ......................         (0.06)               --
                                                   -------           -------
Net asset value, end of period .............       $ 13.54           $ 11.56
                                                   =======           =======
Total investment return(3) .................         17.65%            (3.67)%
                                                   =======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ..       $29,763            $3,813
Ratio of expenses to average net
   assets***(1)(4) .........................          1.00%             1.00%
Ratio of net investment income
   to average net assets***(1). ............          0.90%             1.89%
Portfolio turnover rate**** ................        112.04%             5.25%
Average commission rate per share(5) .......       $0.0486           $0.0363

----------
  *  Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
(1)  Reflects waivers and reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the periods ended February 28, 1997 and August 31, 1996, respectively, would have been 1.84% and 3.45% for the n/i Micro Cap Fund, 1.54% and 2.62% for the n/i Growth Fund and 2.42% and 8.98% for the n/i Growth & Value Fund.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

The accompanying notes are an integral part of the financial statements.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has nineteen investment portfolios, including the n/i family of mutual funds ("n/i Family") which consists of three diversified portfolios: n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund (each a "Fund", collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
13.48 billion are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of RBB. The classes have been grouped into sixteen separate "families", nine of which have begun investment operations, including the n/i Family, which commenced operations on June 3, 1996.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of 4:00 p.m. eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of the RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. The preparation of financial statements requires the use of estimates by management. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of each Fund.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which Numeric Investors L.P. (the Funds' investment adviser or "Numeric") considers creditworthy pursuant to criteria approved by RBB's Board of Directors. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and excise taxes.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric Investors L.P. serves as each Fund's investment adviser. For its advisory services, Numeric is entitled to receive 0.75% of each Fund's average daily net assets, computed daily and payable monthly.

The adviser has voluntarily agreed to limit each Fund's total operating expenses for the current and the following fiscal year to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended February 28, 1997, investment advisory fees, waivers and reimbursements of expenses were as follows:

                              GROSS                      NET          EXPENSE
FUND                      ADVISORY FEES   WAIVERS   ADVISORY FEES  REIMBURSEMENT
----                      -------------  ---------  -------------  -------------
n/i Micro Cap Fund .......   $90,048     $(59,243)     $30,805             --
n/i Growth Fund ..........   171,888      (76,022)      95,866             --
n/i Growth & Value Fund ..    50,123      (37,977)      12,146        $20,928

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts which Numeric has reimbursed to the Funds.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, National Association, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each of the Funds. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% of each Fund's average daily net assets.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

For the six months ended February 28, 1997, PFPC, at it's discretion, voluntarily agreed to waive a portion of it's co-administration fees for each of the Funds. For the six months ended February 28, 1997, PFPC's co-administration fees and related waivers were as follows:

                                    GROSS PFPC                    NET PFPC
                                CO-ADMINISTRATION             CO-ADMINISTRATION
FUND                                  FEES          WAIVERS         FEES
----                            -----------------  ---------  -----------------
n/i Micro Cap Fund ...........       $37,500       $(18,750)      $18,750
n/i Growth Fund ..............        37,500        (11,632)       25,868
n/i Growth & Value Fund ......        37,500        (18,750)       18,750

In addition, PFPC serves as each Fund's transfer and disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for each of the Funds. For the six months ended February 28, 1997, transfer agency fees and waivers were as follows:

                                      GROSS                         NET
                                 TRANSFER AGENCY               TRANSFER AGENCY
FUND                                  FEES          WAIVERS        FEES
----                            -----------------  ---------  -----------------
n/i Micro Cap Fund ...........       $29,686        $(9,000)      $20,686
n/i Growth Fund ..............        38,594         (9,000)       29,594
n/i Growth & Value Fund ......        24,477         (9,000)       15,477

Counsellors Funds Services, Inc. ("Counsellors"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc., provides certain administrative services to each of the Funds. As compensation for such administrative services, Counsellors is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Funds average daily net assets.

For the six months ended February 28, 1997, Counsellors has, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each of the Funds. For the six months ended February 28, 1997, administrative services fees and waivers were as follows:

                                      GROSS
                                 ADMINISTRATIVE               NET ADMINISTRATIVE
FUND                              SERVICES FEES     WAIVERS     SERVICES FEES
----                            -----------------  ---------  -----------------
n/i Micro Cap Fund ............      $18,010       $(14,409)       $3,601
n/i Growth Fund ...............       34,378        (27,503)        6,875
n/i Growth & Value Fund .......       10,025         (8,021)        2,004

These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that any Funds' expenses exceed the most stringent limits prescribed by the laws or regulations of any state in which the Funds' shares are offered for sale.

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at February 28, 1997 were $32,167,361, $92,063,316 and $29,688,512 for n/i Micro Cap Fund,
n/i Growth Fund, and n/i Growth & Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) of investments are as follows:

                                                               NET APPRECIATION/
FUND                           APPRECIATION    DEPRECIATION     (DEPRECIATION)
----                           ------------    ------------    -----------------
n/i Micro Cap Fund ..........   $2,343,556     $(1,925,658)       $   417,898
n/i Growth Fund .............    2,917,265      (4,158,381)        (1,241,116)
n/i Growth & Value Fund .....    1,451,131      (1,299,074)           152,057

For the six months ended February 28, 1997, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                      PURCHASES           SALES
----                                     -----------       -----------
n/i Micro Cap Fund ..................    $40,452,655       $25,229,657
n/i Growth Fund .....................     99,019,184        54,211,431
n/i Growth & Value Fund .............     38,903,786        14,619,234

For the six months ended February 28, 1997, purchases include $2,843,688 of investment securities received from shareholders in exchange for 214,507 shares sold by the n/i Growth & Value Fund.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 1997, each Fund has 50,000,000 shares of $0.001 par value common stock authorized.

Transactions in capital shares were as follows:

                                            n/i MICRO CAP FUND
                          ------------------------------------------------------
                                 FOR THE SIX                 FOR THE PERIOD
                                MONTHS ENDED                  JUNE 3, 1996*
                              FEBRUARY 28, 1997                  THROUGH
                                 (UNAUDITED)                 AUGUST 31, 1996
                          -----------------------       ------------------------
                             SHARE        VALUE            SHARE        VALUE
                          ---------   -----------       ---------   -----------
Sales ..................  1,649,698   $22,628,630       1,217,175   $14,212,327
Repurchases ............   (506,440)   (7,054,024)         (8,810)      (98,205)
Reinvestments ..........      1,561        21,772              --            --
                          ---------   -----------       ---------   -----------
Net increase ...........  1,144,819   $15,596,378       1,208,365   $14,114,122
                          =========   ===========       =========   ===========

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS

                                 MICRO CAP FUND
                                   GROWTH FUND
                               GROWTH & VALUE FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                            n/i GROWTH FUND
                          ------------------------------------------------------
                                 FOR THE SIX                 FOR THE PERIOD
                                MONTHS ENDED                  JUNE 3, 1996*
                              FEBRUARY 28, 1997                  THROUGH
                                 (UNAUDITED)                 AUGUST 31, 1996
                          -----------------------       ------------------------
                             SHARE        VALUE            SHARE        VALUE
                          ---------   -----------       ---------   -----------
Sales ..................  4,177,232   $54,338,094       2,384,034   $27,674,950
Repurchases ............   (684,771)   (9,065,906)       (124,620)   (1,444,135)
Reinvestments ..........      2,669        35,671              --            --
                          ---------   -----------       ---------   -----------
Net increase ...........  3,495,130   $45,307,859       2,259,414   $26,230,815
                          =========   ===========       =========   ===========

                                         n/i GROWTH & VALUE FUND
                          ------------------------------------------------------
                                 FOR THE SIX                 FOR THE PERIOD
                                MONTHS ENDED                  JUNE 3, 1996*
                              FEBRUARY 28, 1997                  THROUGH
                                 (UNAUDITED)                 AUGUST 31, 1996
                          -----------------------       ------------------------
                             SHARE        VALUE            SHARE        VALUE
                          ---------   -----------       ---------   -----------
Sales                     1,983,806   $26,378,445         336,865    $3,890,583
Repurchases                (118,804)   (1,579,906)         (7,078)      (80,796)
Reinvestments                 3,427        45,813              --            --
                          ---------   -----------       ---------   -----------
Net increase              1,868,429   $24,844,352         329,787    $3,809,787
                          =========   ===========       =========   ===========

----------
*Commencement of operations.

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The market value of securities on loan to brokers and the related collateral cash and indemnification received at February 28, 1997, was as follows:

                                    VALUE OF SECURITIES  VALUE OF COLLATERAL
FUND                                      ON LOAN        AND INDEMNIFICATION
----                                -------------------  -------------------
n/i Micro Cap Fund ...............      $8,640,924           $8,817,399
n/i Growth Fund ..................      16,932,493           17,317,477
n/i Growth & Value Fund ..........       4,056,453            4,150,104

The cash collateral was reinvested into repurchase agreements which was in turn collateralized by Resolution Trust Corp. Mortgage Backed Obligations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               NUMERIC INVESTORS
                                 [LOGO OMITTED]

                             FAMILY OF MUTUAL FUNDS
                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           245 Park Avenue, 15th floor
           New York, NY 10167

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           Counsellors Funds Services, Inc.
           466 Lexington Avenue
           New York, NY 10017

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           Coopers & Lybrand, L.L.P.
           2400 Eleven Penn Center
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath
           1345 Chestnut Street
           Philadelphia, PA 19107

The financial information included herein is taken from the records of each Fund without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.